Cost of Revenue	12 Months Ended
Mar. 31, 2022
Disclosure Of Cost Of Sales Text Block Abstract
Cost of revenue
16	Cost of revenue

	2022	2021	2020
	US$	US$	US$
		(Restated)	(Restated)
Cost for supply chain management platform service	334,822	—	—